Other Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Tax Liabilities
Schedule of other tax liabilities

€ millions	2023			2022
	Current	Non-Current	Total	Current	Non-Current	Total
Other tax liabilities	871	0	871	662	0	662
/ Other non-financial liabilities	5,648	698	6,346	4,818	705	5,523
Other tax liabilities as % of / Other non-financial liabilities	15	0	14	14	0	12